Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.40%
FFCB	3.38%	8-26-2024	$ 115,000	$ 112,717
FHLB	0.50	4-14-2025	130,000	119,447
FHLB	0.80	3-4-2026	75,000	66,876
FHLB	2.50	2-13-2024	10,000	9,765
FHLB	2.75	12-13-2024	20,000	19,327
FHLB	3.38	12-8-2023	125,000	123,196
FHLMC	0.38	7-21-2025	95,000	86,008
FNMA	0.38	8-25-2025	60,000	54,163
FNMA	1.88	9-24-2026	10,000	9,244
FNMA	2.13	4-24-2026	28,000	26,270
FNMA	6.63	11-15-2030	30,000	35,152
Total Agency securities (Cost $687,123)				662,165
U.S. Treasury securities: 96.82%
TIPS	0.13	7-15-2024	278,730	270,526
TIPS	0.13	10-15-2024	381,734	369,156
TIPS	0.13	4-15-2025	218,325	209,285
TIPS	0.13	10-15-2025	674,854	646,911
TIPS	0.13	4-15-2026	124,495	118,032
TIPS	0.13	7-15-2026	1,197,268	1,138,655
TIPS	0.13	4-15-2027	646,451	609,135
TIPS	0.13	1-15-2030	1,009,348	921,450
TIPS	0.13	7-15-2030	746,620	680,834
TIPS	0.13	1-15-2031	233,721	211,748
TIPS	0.13	7-15-2031	503,835	454,954
TIPS	0.13	1-15-2032	626,339	561,079
TIPS	0.25	1-15-2025	37,591	36,283
TIPS	0.25	7-15-2029	17,404	16,171
TIPS	0.38	7-15-2025	43,803	42,305
TIPS	0.38	1-15-2027	190,438	181,637
TIPS	0.38	7-15-2027	1,195,061	1,140,525
TIPS	0.50	4-15-2024	1,394,449	1,359,669
TIPS	0.50	1-15-2028	415,101	395,810
TIPS	0.63	1-15-2026	137,404	133,011
TIPS	0.63	7-15-2032	520,957	489,971
TIPS	0.75	7-15-2028	449,289	434,050
TIPS	0.88	1-15-2029	599,444	579,330
TIPS	1.63	10-15-2027	325,611	329,198
TIPS	2.00	1-15-2026	119,634	120,627
TIPS	2.38	1-15-2025	1,265,882	1,276,249
TIPS	2.38	1-15-2027	217,810	224,874
TIPS	2.50	1-15-2029	41,470	43,904
TIPS	2.75	8-15-2032	335,000	310,294
TIPS	3.38	4-15-2032	167,204	195,763
TIPS	3.63	4-15-2028	18,350	20,325
TIPS	3.88	4-15-2029	379,124	432,951
U.S. Treasury Bond	6.13	11-15-2027	215,000	236,559
U.S. Treasury Bond	6.13	8-15-2029	115,000	130,543
U.S. Treasury Bond	6.38	8-15-2027	125,000	138,081
U.S. Treasury Bond	6.88	8-15-2025	20,000	21,356
U.S. Treasury Note	0.13	2-15-2024	345,000	326,807
U.S. Treasury Note	0.25	7-31-2025	470,000	424,432
U.S. Treasury Note	0.38	9-15-2024	245,000	228,032
U.S. Treasury Note	0.38	7-31-2027	185,000	157,799
See accompanying notes to portfolio of investments

Allspring Strategic Retirement Bond Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.50%	2-28-2026	$ 255,000	$ 227,677
U.S. Treasury Note	0.50	6-30-2027	320,000	275,063
U.S. Treasury Note	0.50	8-31-2027	10,000	8,552
U.S. Treasury Note	0.63	10-15-2024	240,000	223,866
U.S. Treasury Note	0.63	5-15-2030	300,000	241,125
U.S. Treasury Note	0.63	8-15-2030	45,000	35,947
U.S. Treasury Note	0.75	3-31-2026	50,000	44,963
U.S. Treasury Note	0.75	5-31-2026	140,000	125,147
U.S. Treasury Note	0.88	11-15-2030	265,000	215,323
U.S. Treasury Note	1.00	7-31-2028	630,000	540,200
U.S. Treasury Note	1.13	2-15-2031	915,000	757,947
U.S. Treasury Note	1.25	4-30-2028	120,000	105,014
U.S. Treasury Note	1.38	8-31-2026	380,000	345,696
U.S. Treasury Note	1.38	10-31-2028	205,000	178,702
U.S. Treasury Note	1.50	8-15-2026	325,000	297,248
U.S. Treasury Note	1.50	1-31-2027	275,000	249,563
U.S. Treasury Note	1.50	2-15-2030	140,000	120,941
U.S. Treasury Note	1.63	11-30-2026	410,000	375,070
U.S. Treasury Note	1.75	11-15-2029	85,000	75,308
U.S. Treasury Note	1.88	8-31-2024	160,000	152,963
U.S. Treasury Note	1.88	7-31-2026	20,000	18,570
U.S. Treasury Note	1.88	2-28-2029	445,000	398,188
U.S. Treasury Note	2.00	4-30-2024	10,000	9,642
U.S. Treasury Note	2.00	5-31-2024	269,000	258,976
U.S. Treasury Note	2.00	6-30-2024	185,000	177,875
U.S. Treasury Note	2.00	2-15-2025	37,000	35,218
U.S. Treasury Note	2.00	8-15-2025	235,000	222,148
U.S. Treasury Note	2.13	2-29-2024	378,000	366,468
U.S. Treasury Note	2.25	1-31-2024	24,000	23,354
U.S. Treasury Note	2.25	4-30-2024	235,000	227,390
U.S. Treasury Note	2.25	11-15-2024	240,000	230,484
U.S. Treasury Note	2.25	8-15-2027	40,000	37,253
U.S. Treasury Note	2.25	11-15-2027	390,000	361,969
U.S. Treasury Note	2.38	8-15-2024	240,000	231,563
U.S. Treasury Note	2.50	5-15-2024	235,000	228,051
U.S. Treasury Note	2.63	12-31-2023	375,000	366,768
U.S. Treasury Note	2.63	3-31-2025	345,000	333,221
U.S. Treasury Note	2.63	1-31-2026	445,000	426,227
U.S. Treasury Note	2.63	2-15-2029	85,000	79,462
U.S. Treasury Note	2.63	7-31-2029	95,000	88,632
U.S. Treasury Note	2.75	2-15-2024	35,000	34,223
U.S. Treasury Note	2.75	8-31-2025	325,000	313,384
U.S. Treasury Note	2.75	2-15-2028	240,000	227,597
U.S. Treasury Note	2.88	4-30-2025	10,000	9,689
U.S. Treasury Note	2.88	5-31-2025	490,000	474,592
U.S. Treasury Note	2.88	11-30-2025	125,000	120,781
U.S. Treasury Note	2.88	5-15-2028	250,000	238,125
U.S. Treasury Note	2.88	8-15-2028	245,000	233,008
U.S. Treasury Note	2.88	5-15-2032	125,000	117,168
U.S. Treasury Note	6.00	2-15-2026	146,000	154,298
U.S. Treasury Note	6.50	11-15-2026	30,000	32,747
U.S. Treasury Note	6.63	2-15-2027	235,000	258,812
U.S. Treasury Note	6.75	8-15-2026	220,000	240,651
Total U.S. Treasury securities (Cost $28,690,063)				26,791,170

See accompanying notes to portfolio of investments

2  |  Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.34%
Investment companies: 3.34%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	924,186	$ 924,186
Total Short-term investments (Cost $924,186)				924,186
Total investments in securities (Cost $30,301,372)	102.56%			28,377,521
Other assets and liabilities, net	(2.56)			(707,041)
Total net assets	100.00%			$27,670,480

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$331,202	$17,185,967	$(16,592,983)	$0	$0	$924,186	924,186	$8,154
See accompanying notes to portfolio of investments

Allspring Strategic Retirement Bond Portfolio  |  3

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Strategic Retirement Bond Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$662,165	$0	$662,165
U.S. Treasury securities	26,791,170	0	0	26,791,170
Short-term investments
Investment companies	924,186	0	0	924,186
Total assets	$27,715,356	$662,165	$0	$28,377,521
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Strategic Retirement Bond Portfolio  |  5